Note 4 - Fair Value Measurements - Derivative Instruments at Fair Value (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Equity contracts	$ 5,656	$ 2,794
Designated as Hedging Instrument [Member]
Equity contracts
Not Designated as Hedging Instrument [Member]
Equity contracts	$ 5,656	$ 2,794